Oppenheimer SteelPath MLP Alpha Plus Fund
The Fund Summary
Investment Objective.
The Fund seeks total return.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section “About Your Account” beginning on page 23 of the prospectus, in the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers” and in the section “How to Buy Shares” beginning on page 53 in the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Oppenheimer SteelPath MLP Alpha Plus Fund	Class A	Class C	Class Y	Class I
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Oppenheimer SteelPath MLP Alpha Plus Fund		Class A	Class C	Class Y	Class I
Management Fees	[1]	1.25%	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	1.00%	none	none
Deferred Income Tax Expense	[1],[2]	0.84%	0.84%	0.84%	0.84%
Interest and Fees From Borrowings	[1]	0.57%	0.57%	0.57%	0.57%
Other Expenses	[1]	0.33%	0.35%	0.36%	0.21%
Total Other Expenses	[1]	1.74%	1.76%	1.77%	1.62%
Total Annual Fund Operating Expenses	[1]	3.24%	4.01%	3.02%	2.87%
[1]	Expenses have been restated to reflect current fees.
[2]	The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation. As a “C” corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund’s accrued deferred tax liability, if any, is reflected each day in the Fund’s net asset value per share. The deferred income tax expense represents an estimate of the Fund’s potential tax expense if it were to recognize the unrealized gains in the portfolio. An estimate of deferred income tax expense is dependent upon the Fund’s net investment income and realized and unrealized gains on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense cannot be reliably predicted from year to year. As of the fiscal year ended November 30, 2017, the Fund had accumulated net operating loss carryforwards of $41,113,573. For the fiscal year ended November 30, 2017, the Fund accrued deferred income tax expense primarily related to unrealized appreciation on investments.

Example.
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:
If shares are redeemed
Expense Example - Oppenheimer SteelPath MLP Alpha Plus Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	883	1,516	2,170	3,911
Class C	503	1,221	2,055	4,214
Class Y	305	933	1,587	3,337
Class I	290	889	1,513	3,195

If shares are not redeemed
Expense Example, No Redemption - Oppenheimer SteelPath MLP Alpha Plus Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	883	1,516	2,170	3,911
Class C	403	1,221	2,055	4,214
Class Y	305	933	1,587	3,337
Class I	290	889	1,513	3,195

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.
Principal Investment Strategies.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in master limited partnership (“MLP”) investments of issuers that are engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. The Fund seeks to achieve its investment objective by normally investing substantially all of its net assets in the equity securities of MLP investments. The Fund’s MLP investments may include the following: MLPs structured as limited partnerships (“LPs”) or limited liability companies (“LLCs”); MLPs that are taxed as “C” corporations; businesses that operate and have the economic characteristics of MLPs but are organized and taxed as “C” corporations; securities issued by MLP affiliates; and private investments in public equities (“PIPEs”) issued by MLPs.

The Fund invests in MLP investments that primarily derive their revenue from businesses engaged in the gathering, processing, transporting, terminalling, storing, distributing, or marketing of natural gas, natural gas liquids, crude oil, refined products (including non-hydrocarbon based products) or other hydrocarbons (“Midstream MLP investments”). While the Fund primarily invests in Midstream MLP investments, it also may invest in MLP investments that primarily derive their revenue from businesses engaging in or supporting the acquisition, exploration and development, or extraction of crude oil, condensate, natural gas, natural gas liquids, or other hydrocarbons (“Upstream MLP investments”) and businesses engaging in the processing, treating, or refining of crude oil, natural gas liquids or other hydrocarbons (“Downstream MLP investments”). The Fund may invest in MLP investments of all market capitalization ranges. The Fund is non-diversified, which means that it may invest in a limited number of issuers. At times, the Fund may hold fewer than 20 MLP investments.

The Fund intends to obtain leverage through borrowings in seeking investment returns that outperform the returns of the broader market and provide distributions to shareholders. The Fund’s borrowings, which will be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund may borrow up to 33 1⁄3% of the value of its total assets. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. There may be times when the Fund may opt not to seek leverage or engage in borrowings. The Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three (3) business days (not including Sundays or holidays), the Fund will seek to reduce its borrowings to the requirement. To do so, or to meet maturing bank loans, the Fund may be required to dispose of portfolio securities when such disposition might not otherwise be desirable. The Fund also may lend the securities in its portfolio to brokers, dealers and other financial institutions.

The Manager relies on its disciplined investment process in determining investment selection and weightings. This process includes a comparison of quantitative and qualitative value factors that are developed through the Manager’s proprietary analysis and valuation models. To determine whether an investment meets its criteria, the Manager generally will perform a detailed fundamental analysis of the underlying businesses owned and operated by potential MLP and energy infrastructure portfolio companies. The Manager seeks to invest in MLP investments that have, among other characteristics, sound business fundamentals, a strong record of cash flow growth, distribution continuity, a solid business strategy, a respected management team and which are not overly exposed to changes in commodity prices. The Manager will sell investments if it determines that any of the above-mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk.
Principal Risks.
The price of the Fund’s shares can go up and down substantially. The value of the Fund’s investments may fall due to adverse changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Risks of Master Limited Partnerships. Investments in securities of master limited partnerships (“MLPs”) are subject to all the risks of investments in common stock, in addition to risks related to the following: a common unit holder’s limited control and limited rights to vote on matters affecting the MLP; potential conflicts of interest between the MLP and the MLP’s general partner; cash flow; dilution; and the general partner’s right to require unit holders to sell their common units at an undesirable time or price. MLP common unit holders may not elect the general partner or its directors and have limited ability to remove an MLP’s general partner. MLPs may issue additional common units without unit holder approval, which could dilute the ownership interests of investors holding MLP common units. MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer. Prices of common units of individual MLPs, like prices of other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios. A holder of MLP common units typically would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances, creditors of an MLP would have the right to seek return of capital distributed to a limited partner, which would continue after an investor sold its investment in the MLP. The value of an MLP security may decline for reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services. Due to the heavy state and federal regulations that an MLP’s assets may be subject to, an MLP’s profitability could be adversely impacted by changes in the regulatory environment.

Generally, the securities markets may move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

MLP Tax Risk. MLPs are generally treated as partnerships for U.S. federal income tax purposes. MLPs generally do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses regardless of whether it receives a cash distribution from the MLP. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which could result in the MLP being required to pay federal income tax (as well as state and local income taxes) on its taxable income. This could have the effect of reducing the amount of cash available for distribution by the MLP, resulting in a reduction of the value of the Fund’s investment in the MLP and lower income to the Fund. Changes in the laws, regulations or related interpretations relating to the Fund’s investments in MLPs could increase the Fund’s expenses, reduce its cash distributions, negatively impact the value of an investment in an MLP, or otherwise impact the Fund’s ability to implement its investment strategy.

To the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP may be reduced, which will result in an increase in an amount of income or gain (or decrease in the amount of loss) that will be recognized by the Fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from the MLP may require the Fund to restate the character of its distributions and amend any shareholder tax reporting previously issued.

Risks of Energy Infrastructure and Energy-Related Assets or Activities. Energy infrastructure MLPs are subject to risks specific to the energy and energy-related industries, including, but not limited to: fluctuations in commodity prices may impact the volume of energy commodities transported, processed, stored or distributed; reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of an MLP; slowdowns in new construction and acquisitions can limit growth potential; reduced demand for oil, natural gas and petroleum products, particularly for a sustained period of time, could adversely affect MLP revenues and cash flows; depletion of natural gas reserves or other commodities, if not replaced, could impact an MLP’s ability to make distributions; changes in the regulatory environment could adversely affect the profitability of MLPs; extreme weather and environmental hazards could impact the value of MLP securities; rising interest rates could result in higher costs of capital and drive investors into other investment opportunities; and threats of attack by terrorists on energy assets could impact the market for MLPs.

Risks of Borrowing and Leverage. The Fund can borrow up to one-third of the value of its assets (including the amount borrowed), as permitted under the Investment Company Act of 1940. It can use those borrowings for a number of purposes, including purchasing securities, which creates “leverage.” In that case, changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not borrow. Borrowing results in interest payments to the lenders and related expenses. Borrowing for investment purposes might reduce the Fund’s return if the yield on the securities purchased is less than those borrowing costs. The Fund may also borrow to meet redemption obligations or for temporary and emergency purposes.

Concentration Risk. Concentration risk is the risk that the Fund’s investments in the securities of companies in one industry or market sector will cause the Fund to be more exposed to developments affecting a single industry or market sector than a more broadly diversified fund would be.

Because the Fund invests primarily in securities of issuers in the energy sector and its underlying industries, it could experience greater volatility or may perform poorly during a downturn in that industry or sector because it is more susceptible to the economic, environmental and regulatory risks associated with that industry or sector than a Fund that invests more broadly.

Liquidity Risks. Securities that are difficult to value or to sell promptly at an acceptable price are generally referred to as “illiquid” securities. If it is required to sell securities quickly or at a particular time (including sales to meet redemption requests) the Fund could realize a loss on illiquid investments.

          Liquidity Risks of MLP Securities. Although MLPs trade publicly, certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. When certain MLP securities experience limited trading volumes, they may experience abrupt or erratic price movements at times. Investments in securities that are less actively traded or over time experience decreased trading volume may restrict the Fund’s ability to take advantage of other market opportunities or to dispose of securities, which may affect adversely its ability to make dividend distributions.

MLP Affiliates. The Fund may invest in the equity securities of MLP affiliates, including the general partners or managing members of MLPs and companies that own MLP general partner interests that are energy infrastructure companies. Such issuers may be organized and/or taxed as corporations and therefore may not offer the advantageous tax characteristics of MLP units. The Fund may purchase such other MLP equity securities through market transactions, as well as through direct placements. The Fund may also invest in MLP I-Shares, which represent an indirect ownership interest in MLP common units. MLP I-Shares differ from MLP common units primarily in that, instead of receiving cash distributions, holders of MLP I-Shares receive distributions in the form of additional I-Shares. Issuers of MLP I-Shares are treated as corporations and not partnerships for tax purposes. MLP affiliates also include publicly traded limited liability companies that own, directly or indirectly, general partner interests of MLPs.

Private Investments in Public Equity (PIPEs). PIPEs are equity securities issued in a private placement by companies that have outstanding, publicly traded equity securities of the same class. Shares in PIPEs generally are not registered with the Securities and Exchange Commission until after a certain time period from the date the private sale is completed. As with investments in other types of restricted securities, such an investment may be illiquid. The Fund’s ability to dispose of securities acquired in PIPE transactions may depend on the registration of such securities for resale or on the ability to sell such securities through an exempt transaction. Any number of factors may prevent or delay a proposed registration. There is no guarantee, however, that an active trading market for the securities will exist at the time of disposition of the securities, and the lack of such a market could hurt the market value of the Fund’s investments. The Fund may not be able to sell all the securities on short notice, and the sale of the securities could lower the market price of the securities.

Risks of Deferred Tax Liability. The Fund is classified for federal tax purposes as a taxable regular corporation (also referred to as a “C corporation”) subject to U.S. federal income tax on its taxable income at the rates applicable to corporations, as well as state and local income taxes. Election to be taxed as a C corporation rather than a regulated investment company is a relatively recent strategy for open-end registered investment companies. This strategy involves complicated accounting, tax, net asset value and share valuation aspects that cause the Fund to differ significantly from most other open-end registered investment companies, which could result in unexpected and potentially significant accounting, tax and valuation consequences for the Fund and shareholders. Additionally, accounting, tax and valuation practices in this area are still developing, and there may not always be clear agreement among industry participants on the most appropriate approach. This could result in changes over time in the practices applied by the Fund, which in turn could have significant adverse consequences on the Fund and shareholders.

As a C corporation the Fund accrues deferred income taxes for any future tax liability, reflected each day in the Fund’s NAV, associated with its investments in MLPs. Current and deferred tax liabilities, if any, will depend upon net investment gains and losses and realized and unrealized gains and losses on investments, and therefore may vary greatly from year to year and day to day depending on the nature and performance of the Fund’s investments and the general market conditions. The Fund will rely to some extent on information provided by the MLPs, which may not be timely, to estimate deferred tax liability and/or asset balances, subject to the Fund’s modification of those estimates or assumptions as new information becomes available. The daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate its NAV may vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years depending upon whether and when investment gains and losses are realized, the then-current basis of the Fund’s assets, prevailing tax rates, and other factors. Upon the sale of an MLP security, the Fund will be liable for previously deferred taxes, if any. As a result, the Fund’s actual tax liability could have a material impact on the Fund’s NAV to the extent that its actual tax liability differs from the estimated deferred tax liability.

Regulatory Risks. Changes in the laws, regulations or related interpretations relating to the Fund’s tax treatment as a C corporation, or its investments in MLPs or other instruments, could increase the Fund’s expenses, reduce its cash distributions, negatively impact the value of an investment in an MLP, or otherwise impact the Fund’s ability to implement its investment strategy. As discussed above, a change in current tax law, or a change in the underlying business mix of a given MLP, could result in the MLP itself being treated as a corporation for U.S. federal income tax purposes, which could result in a requirement to pay federal income tax on its taxable income and have the effect of reducing the amount of cash available for distribution or the value of the Fund’s investment. Due to the heavy state and federal regulations that an MLP’s assets may be subject to, an MLP’s profitability could be adversely impacted by changes in the regulatory environment.

Risks of Non-Diversification. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking total return from a fund that concentrates its investments in energy infrastructure MLPs. Those investors should be willing to assume the risks of potentially significant short-term share price fluctuations and losses that are typical for a fund that concentrates investments in that industry and sector. Investors should consider buying shares of the Fund as part of a broader overall portfolio strategy. The Fund is not a complete investment program and may not be appropriate for all investors. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s Past Performance.
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance (for Class Y Shares) from calendar year to calendar year and by showing how the Fund’s average annual returns for the periods of time shown in the table compare with those of a broad measure of market performance and those of an index that consists of select large- and mid-cap energy MLPs. The Fund’s past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges and taxes are not reflected in the bar chart and if those charges were included, returns would be less than those shown. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund’s website: https://www.oppenheimerfunds.com/fund/SteelpathMlpAlphaPlusFund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 30.98% (2nd Qtr 16) and the lowest return for a calendar quarter was -26.33% (3rd Qtr 15). For the period from January 1, 2017 to December 31, 2017 the return before sales charges and taxes was -10.97%.
The following table shows the average annual total returns for each class of the Fund’s shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Average Annual Total Returns for the periods ended December 31, 2017
Average Annual Total Returns - Oppenheimer SteelPath MLP Alpha Plus Fund		1 Year	5 Years	10 Years	(or life of class, if less)		Inception Date
Class Y Shares		(10.97%)	0.14%		0.75%		Dec. 30, 2011
Class Y Shares | Return After Taxes on Distributions		(11.82%)	(0.32%)		0.36%		Dec. 30, 2011
Class Y Shares | Return After Taxes on Distributions and Sale of Fund Shares		(5.44%)	0.18%		0.64%		Dec. 30, 2011
Class A Shares		(16.29%)	(1.30%)		(0.75%)		Feb. 06, 2012
Class C Shares		(12.70%)	(0.89%)		0.20%		May 22, 2012
Class I Shares		(10.82%)			(4.40%)		Jun. 28, 2013
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		21.83%	15.79%		15.82%	[1]
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[2]				14.32%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[3]				14.77%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[4]				15.88%
Alerian MLP Index (reflects no deduction for fees, expenses or taxes)		(6.52%)	(0.06%)		0.73%	[1]
Alerian MLP Index (reflects no deduction for fees, expenses or taxes)	[2]				(4.39%)
Alerian MLP Index (reflects no deduction for fees, expenses or taxes)	[3]				0.20%
Alerian MLP Index (reflects no deduction for fees, expenses or taxes)	[4]				1.00%
[1]	From 12/30/11
[2]	From 6/28/13
[3]	From 2/6/12
[4]	From 5/22/12